3. Summary of Significant Accounting Policies (Details - Fair Value) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Liabilities:
Derivative liabilities - warrants	$ 11,000	$ 3,175,000	$ 0
Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative liabilities - warrants	11,000	3,175,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities:
Derivative liabilities - warrants	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities:
Derivative liabilities - warrants	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities:
Derivative liabilities - warrants	$ 11,000	$ 3,175,000